DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 2.8%
Beijing Enlight Media Co. Ltd., Class A	32,700	$35,759
Beijing Jetsen Technology Co. Ltd., Class A*	56,500	41,868
Bluefocus Intelligent Communications Group Co. Ltd., Class A	68,800	55,636
China South Publishing & Media Group Co. Ltd., Class A	21,100	30,361
Chinese Universe Publishing and Media Group Co. Ltd., Class A	17,389	25,021
G-bits Network Technology Xiamen Co. Ltd., Class A	1,173	59,580
Inmyshow Digital Technology Group Co. Ltd., Class A	25,300	26,211
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	81,300	36,381
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	23,600	29,305
Kunlun Tech Co. Ltd., Class A	26,800	85,607
Leo Group Co. Ltd., Class A*	187,695	56,445
NanJi E-Commerce Co. Ltd., Class A	54,400	37,102
Oriental Pearl Group Co. Ltd., Class A	57,000	59,133
People.cn Co. Ltd., Class A	15,500	38,940
Perfect World Co. Ltd., Class A	38,300	78,476
Wanda Film Holding Co. Ltd., Class A*	30,300	58,944
Wasu Media Holding Co. Ltd., Class A	24,500	28,378

(Cost $812,458)		783,147

Consumer Discretionary - 7.0%
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	49,300	113,924
Anhui Zhongding Sealing Parts Co. Ltd., Class A	22,800	48,160
Autel Intelligent Technology Corp. Ltd., Class A	7,822	43,017
Beiqi Foton Motor Co. Ltd., Class A*	142,400	73,148
Bethel Automotive Safety Systems Co. Ltd., Class A	7,100	74,884
BTG Hotels Group Co. Ltd., Class A	18,845	66,596
China Grand Automotive Services Group Co. Ltd., Class A*	109,400	35,261
Chow Tai Seng Jewellery Co. Ltd., Class A	12,300	28,831
DongFeng Automobile Co. Ltd., Class A	23,900	20,874
Easyhome New Retail Group Co. Ltd., Class A	53,200	34,370
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	9,117	25,069
Hang Zhou Great Star Industrial Co. Ltd., Class A*	20,353	62,876
Hangzhou Robam Appliances Co. Ltd., Class A	13,400	59,367
Hisense Visual Technology Co. Ltd., Class A	22,200	51,492
HLA Group Corp. Ltd., Class A	49,600	44,248
Jason Furniture Hangzhou Co. Ltd., Class A	13,800	93,544
Joyoung Co. Ltd., Class A	9,201	25,949
Keboda Technology Co. Ltd., Class A	1,500	14,245
KingClean Electric Co. Ltd., Class A	3,800	17,026
Liaoning Cheng Da Co. Ltd., Class A	29,258	56,580
Ninebot Ltd.*	12,408	58,917
Ningbo Huaxiang Electronic Co. Ltd., Class A	15,000	34,102
Ningbo Joyson Electronic Corp., Class A*	27,220	61,609
Sailun Group Co. Ltd., Class A	69,700	111,522
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	52,500	59,224
Shenzhen Kedali Industry Co. Ltd., Class A	3,900	68,804
Shenzhen MTC Co. Ltd., Class A*	63,000	41,245
Sichuan Changhong Electric Co. Ltd., Class A	104,100	48,531
Songcheng Performance Development Co. Ltd., Class A	44,500	100,527
Suofeiya Home Collection Co. Ltd., Class A	17,918	57,932
Tianneng Battery Group Co. Ltd., Class A	4,139	22,125
Wangfujing Group Co. Ltd., Class A	22,330	88,487
Wanxiang Qianchao Co. Ltd., Class A	43,200	33,380
Weifu High-Technology Group Co. Ltd., Class A	15,700	50,241
Wuchan Zhongda Group Co. Ltd., Class A	85,800	60,370
Xiamen Intretech, Inc., Class A	8,630	24,189
Zhejiang Semir Garment Co. Ltd., Class A	24,300	21,294

(Cost $1,845,781)		1,931,960

Consumer Staples - 6.8%
Angel Yeast Co. Ltd., Class A	14,800	86,119
Anhui Kouzi Distillery Co. Ltd., Class A	9,900	98,148
Anjoy Foods Group Co. Ltd., Class A	4,900	115,262
Beijing Dabeinong Technology Group Co. Ltd., Class A*	93,962	111,405
Beijing Yanjing Brewery Co. Ltd., Class A	38,800	75,313
Bestore Co. Ltd., Class A	3,500	19,213
Bright Dairy & Food Co. Ltd., Class A	20,800	32,862
By-health Co. Ltd., Class A	29,000	95,806
C&S Paper Co. Ltd., Class A	22,400	41,127
Chacha Food Co. Ltd., Class A	8,600	56,674
Chongqing Fuling Zhacai Group Co. Ltd., Class A	17,738	65,364
COFCO Sugar Holding Co. Ltd., Class A	31,100	33,069

DaShenLin Pharmaceutical Group Co. Ltd., Class A	10,760	59,761
Fujian Sunner Development Co. Ltd., Class A	21,600	77,202
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	14,500	44,356
Heilongjiang Agriculture Co. Ltd., Class A	21,400	43,848
Juewei Food Co. Ltd., Class A	10,300	77,659
Laobaixing Pharmacy Chain JSC, Class A	8,320	48,185
MeiHua Holdings Group Co. Ltd., Class A	59,600	88,845
Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A*	91,020	37,587
Proya Cosmetics Co. Ltd., Class A	4,070	106,877
Shanghai Bailian Group Co. Ltd., Class A	22,300	38,922
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	14,600	88,295
Shanghai Flyco Electrical Appliance Co. Ltd., Class A	1,700	20,882
Shanghai Jahwa United Co. Ltd., Class A	9,664	45,123
Sichuan Teway Food Group Co. Ltd., Class A	6,614	26,190
Tech-Bank Food Co. Ltd., Class A*	41,520	36,323
Toly Bread Co. Ltd., Class A	15,144	38,395
Yantai Changyu Pioneer Wine Co. Ltd., Class A	3,500	16,035
Yifeng Pharmacy Chain Co. Ltd., Class A	10,200	88,793
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	30,454	74,976

(Cost $1,773,358)		1,888,616

Energy - 2.6%
China Merchants Energy Shipping Co. Ltd., Class A	91,000	92,181
China Petroleum Engineering Corp.	51,500	23,787
China Suntien Green Energy Corp. Ltd., Class A	7,600	10,946
CNOOC Energy Technology & Services Ltd., Class A	65,200	30,678
COFCO Capital Holdings Co. Ltd., Class A	26,000	27,984
COSCO SHIPPING Energy Transportation Co. Ltd., Class A*	39,200	81,673
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	21,100	40,500
Jizhong Energy Resources Co. Ltd., Class A	29,400	30,162
Oriental Energy Co. Ltd., Class A	25,900	32,944
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	38,700	66,877
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	33,370	76,392
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	33,700	108,134
Sinopec Oilfield Service Corp., Class A*	128,500	39,567
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	14,441	64,248

(Cost $480,045)		726,073

Financials - 8.5%
AVIC Industry-Finance Holdings Co. Ltd., Class A	147,400	92,259
Bank of Changsha Co. Ltd., Class A	56,800	65,791
Bank of Guiyang Co. Ltd., Class A	83,700	67,804
Bank of Lanzhou Co. Ltd., Class A	21,500	11,106
Bank of Qingdao Co. Ltd., Class A	51,270	25,008
Bank of Suzhou Co. Ltd., Class A	105,210	113,538
Bank of Xi’an Co. Ltd., Class A	38,500	19,500
Bank of Zhengzhou Co. Ltd., Class A*	146,906	50,731
BOC International China Co. Ltd., Class A	47,300	77,316
Caida Securities Co. Ltd., Class A	36,900	43,803
Caitong Securities Co. Ltd., Class A	91,525	101,536
Changjiang Securities Co. Ltd., Class A	108,798	88,606
China Great Wall Securities Co. Ltd., Class A	33,700	42,186
Chinalin Securities Co. Ltd., Class A	8,800	18,905
Chongqing Rural Commercial Bank Co. Ltd., Class A	179,600	93,549
Dongxing Securities Co. Ltd., Class A	54,700	67,609
First Capital Securities Co. Ltd., Class A	96,400	83,086
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	41,755	39,473
Guolian Securities Co. Ltd., Class A	33,700	55,036
Guosheng Financial Holding, Inc., Class A*	33,787	44,775
Guoyuan Securities Co. Ltd., Class A	73,800	74,863
Huaan Securities Co. Ltd., Class A	80,715	57,373
Huaxi Securities Co. Ltd., Class A	44,500	52,953
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	78,955	87,591
Jiangsu Financial Leasing Co. Ltd., Class A	34,100	29,685
Minmetals Capital Co. Ltd., Class A	63,800	49,481
Nanjing Securities Co. Ltd., Class A	63,700	83,041
Polaris Bay Group Co. Ltd., Class A*	30,300	30,955
Qilu Bank Co. Ltd., Class A	64,100	39,291
Qingdao Rural Commercial Bank Corp., Class A	109,200	46,509
Sealand Securities Co. Ltd., Class A	110,370	55,424
Shaanxi International Trust Co. Ltd., Class A	61,990	29,792
Shanxi Securities Co. Ltd., Class A	62,240	51,942
Sinolink Securities Co. Ltd., Class A	64,200	86,464
SooChow Securities Co. Ltd., Class A	113,220	114,689

Southwest Securities Co. Ltd., Class A	96,600	56,710
Tianfeng Securities Co. Ltd., Class A	198,500	85,971
Western Securities Co. Ltd., Class A	77,300	73,742
Xiamen Bank Co. Ltd., Class A	37,300	30,807
Yongan Futures Co. Ltd., Class A	5,300	13,712

(Cost $2,688,044)		2,352,612

Health Care - 11.3%
Anhui Anke Biotechnology Group Co. Ltd., Class A	33,808	55,651
Apeloa Pharmaceutical Co. Ltd., Class A	16,700	57,646
Autobio Diagnostics Co. Ltd., Class A	6,700	67,725
Beijing Tiantan Biological Products Corp. Ltd., Class A	23,400	78,619
Betta Pharmaceuticals Co. Ltd., Class A	7,000	58,731
BGI Genomics Co. Ltd., Class A	7,000	56,071
CanSino Biologics, Inc., Class A	1,875	34,662
China Animal Husbandry Industry Co. Ltd., Class A	14,757	33,804
China Meheco Co. Ltd., Class A	21,021	47,699
China National Medicines Corp. Ltd., Class A	10,633	49,157
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	11,849	31,439
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	11,318	82,941
Contec Medical Systems Co. Ltd., Class A	4,400	16,695
Daan Gene Co. Ltd., Class A	27,718	63,972
Dian Diagnostics Group Co. Ltd., Class A	13,940	53,475
Double Medical Technology, Inc., Class A	1,600	8,228
Guangzhou Wondfo Biotech Co. Ltd., Class A	7,540	36,074
Hainan Poly Pharm Co. Ltd., Class A	7,399	29,873
Haisco Pharmaceutical Group Co. Ltd., Class A	6,600	24,691
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	10,600	44,612
Humanwell Healthcare Group Co. Ltd., Class A	32,000	122,846
Intco Medical Technology Co. Ltd., Class A	12,920	47,740
iRay Technology Co. Ltd., Class A	974	58,283
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	17,085	77,560
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	26,400	59,069
Jinyu Bio-Technology Co. Ltd., Class A	31,804	57,660
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	32,556	61,787
Joinn Laboratories China Co. Ltd., Class A	6,240	52,750
Jointown Pharmaceutical Group Co. Ltd., Class A	26,300	54,758
Lepu Medical Technology Beijing Co. Ltd., Class A	37,200	125,680
Livzon Pharmaceutical Group, Inc., Class A	10,762	55,453
Maccura Biotechnology Co. Ltd., Class A	11,800	32,565
Micro-Tech Nanjing Co. Ltd., Class A	2,621	31,502
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	13,574	33,731
Porton Pharma Solutions Ltd., Class A	10,600	68,208
Sansure Biotech, Inc., Class A	8,028	27,400
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	15,800	46,537
Shandong Pharmaceutical Glass Co. Ltd., Class A	14,938	63,235
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	30,900	87,856
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	11,300	22,405
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,000	79,370
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	16,100	85,946
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	23,600	101,941
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	32,100	133,345
Tasly Pharmaceutical Group Co. Ltd., Class A	25,700	52,215
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	59,300	56,229
Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	8,462	43,578
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	40,600	67,123
Winner Medical Co. Ltd., Class A	3,600	36,953
Winning Health Technology Group Co. Ltd., Class A	48,300	70,610
Yifan Pharmaceutical Co. Ltd., Class A*	20,500	39,821
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	25,020	74,665
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	12,717	72,077
Zhejiang Medicine Co. Ltd., Class A	18,600	34,685
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	10,400	78,892

(Cost $3,032,527)		3,146,240

Industrials - 15.3%
AECC Aero-Engine Control Co. Ltd., Class A	25,900	94,360
AVICOPTER PLC, Class A	9,500	62,045
Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	7,659	54,970
Beijing Easpring Material Technology Co. Ltd., Class A	11,500	98,869
Beijing Originwater Technology Co. Ltd., Class A	72,600	52,440
Beijing United Information Technology Co. Ltd., Class A	9,855	114,561
Bohai Leasing Co. Ltd., Class A*	64,800	21,352
Centre Testing International Group Co. Ltd., Class A	47,900	154,317
China Baoan Group Co. Ltd., Class A	60,280	111,021
China First Heavy Industries Co. Ltd., Class A*	93,800	42,245
China International Marine Containers Group Co. Ltd., Class A	57,080	62,420
China Merchants Port Group Co. Ltd., Class A	7,000	14,937
China Railway Hi-tech Industry Co. Ltd., Class A	41,300	50,869
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	34,500	41,153
China XD Electric Co. Ltd., Class A	62,200	44,749
CITIC Heavy Industries Co. Ltd., Class A	62,800	34,428
CMST Development Co. Ltd., Class A	25,100	18,744
COSCO SHIPPING Development Co. Ltd., Class A	107,800	38,933
Deppon Logistics Co. Ltd., Class A*	8,900	24,729
Dongguan Yiheda Automation Co. Ltd., Class A	3,100	26,406
East Group Co. Ltd., Class A	35,300	38,856
Eastern Air Logistics Co. Ltd., Class A	13,200	29,402
Eternal Asia Supply Chain Management Ltd., Class A	51,700	45,155
Fangda Carbon New Material Co. Ltd., Class A*	66,800	64,302
Farasis Energy Gan Zhou Co. Ltd., Class A*	20,706	72,636
GoodWe Technologies Co. Ltd., Class A	1,964	109,786
Guangshen Railway Co. Ltd., Class A*	112,600	36,292
Guangzhou Port Co. Ltd., Class A	38,700	17,819
Hefei Meiya Optoelectronic Technology, Inc., Class A	11,500	44,809
Hongfa Technology Co. Ltd., Class A	24,012	121,099
Infore Environment Technology Group Co. Ltd., Class A	45,500	35,484
Jiangsu Expressway Co. Ltd., Class A	16,300	19,396
Jihua Group Corp. Ltd., Class A*	79,600	36,537
Juneyao Airlines Co. Ltd., Class A*	19,040	49,258
Kaishan Group Co. Ltd., Class A*	12,351	28,879
Keda Industrial Group Co. Ltd., Class A	39,100	92,210
Kuang-Chi Technologies Co. Ltd., Class A	48,300	121,691
Liaoning Port Co. Ltd., Class A	227,320	52,988
Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	5,300	42,614
Ningbo Orient Wires & Cables Co. Ltd., Class A	11,800	93,383
North Industries Group Red Arrow Co. Ltd., Class A	24,247	79,128
Pylon Technologies Co. Ltd., Class A	2,665	102,768
Qingdao Port International Co. Ltd., Class A	24,200	20,022
Qingdao TGOOD Electric Co. Ltd., Class A	21,581	54,279
Riyue Heavy Industry Co. Ltd., Class A	15,100	54,513
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	12,500	48,796
Shandong Hi-speed Co. Ltd., Class A	21,900	18,907
Shanghai Construction Group Co. Ltd., Class A	157,700	61,492
Shanghai Tunnel Engineering Co. Ltd., Class A	65,100	52,456
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	11,700	20,825
Shanxi Coal International Energy Group Co. Ltd., Class A	27,800	69,481
Shenzhen Airport Co. Ltd., Class A	31,600	33,783
Siasun Robot & Automation Co. Ltd., Class A*	38,400	58,458
Sichuan New Energy Power Co. Ltd.*	20,900	54,762
Sieyuan Electric Co. Ltd., Class A	17,580	119,015
Sinochem International Corp., Class A	39,900	40,360
Sinoma International Engineering Co., Class A	33,050	44,654
Sinotrans Ltd., Class A	44,100	24,938
State Grid Yingda Co. Ltd., Class A	51,700	38,385
STO Express Co. Ltd., Class A*	21,800	30,960
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A*	49,200	39,148
TangShan Port Group Co. Ltd., Class A	92,174	38,992
Tian Di Science & Technology Co. Ltd., Class A	54,600	42,424
Titan Wind Energy Suzhou Co. Ltd., Class A	25,700	56,615
Wolong Electric Group Co. Ltd., Class A	27,139	52,874
Xiamen C & D, Inc., Class A	42,100	79,962
Xiamen ITG Group Corp. Ltd., Class A	42,548	52,651
Xuji Electric Co. Ltd., Class A	20,400	72,708
Yantai Eddie Precision Machinery Co. Ltd., Class A	11,240	31,344
Yutong Bus Co. Ltd., Class A	42,200	60,660

Zhefu Holding Group Co. Ltd., Class A	64,600	38,854
Zhejiang HangKe Technology, Inc. Co., Class A	3,565	25,776
Zhejiang Wanliyang Co. Ltd., Class A*	24,000	33,532
Zhejiang Weiming Environment Protection Co. Ltd., Class A	14,588	41,163
Zhejiang Weixing New Building Materials Co. Ltd., Class A	18,680	69,023
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	27,000	54,468
Zhongshan Broad Ocean Motor Co. Ltd., Class A	50,500	40,183
Zhuhai CosMX Battery Co. Ltd., Class A	3,222	9,420
Zhuzhou Kibing Group Co. Ltd., Class A	45,300	71,374

(Cost $4,069,129)		4,255,297

Information Technology - 17.3%
Accelink Technologies Co. Ltd., Class A	14,022	45,053
Addsino Co. Ltd., Class A	37,000	58,988
Aisino Corp., Class A	33,100	58,915
Amlogic Shanghai Co. Ltd., Class A*	8,279	94,835
Anker Innovations Technology Co. Ltd., Class A	5,700	52,581
Arcsoft Corp. Ltd., Class A	6,133	24,109
Beijing E-Hualu Information Technology Co. Ltd., Class A*	11,240	39,882
Beijing Shiji Information Technology Co. Ltd., Class A	17,915	42,842
Beijing Sinnet Technology Co. Ltd., Class A	40,200	59,347
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,000	51,817
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	27,900	58,049
Cambricon Technologies Corp. Ltd., Class A*	5,766	69,666
CETC Cyberspace Security Technology Co. Ltd., Class A	16,904	76,252
China National Software & Service Co. Ltd., Class A	11,260	115,713
China Railway Signal & Communication Corp. Ltd., Class A	83,746	61,576
China TransInfo Technology Co. Ltd., Class A*	32,200	51,892
DHC Software Co. Ltd., Class A	67,400	63,813
Everdisplay Optronics Shanghai Co. Ltd., Class A*	132,669	50,396
Fiberhome Telecommunication Technologies Co. Ltd., Class A	22,400	53,761
Fujian Star-net Communication Co. Ltd., Class A	14,100	46,643
GCL System Integration Technology Co. Ltd., Class A*	121,100	55,237
GRG Banking Equipment Co. Ltd., Class A	37,700	58,097
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	23,600	56,879
Guangzhou Haige Communications Group, Inc. Co., Class A	56,400	77,339
Hangzhou Chang Chuan Technology Co. Ltd., Class A	10,500	66,899
Hangzhou Lion Electronics Co. Ltd., Class A	13,500	86,635
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	23,400	73,266
Hengtong Optic-electric Co. Ltd., Class A	56,100	118,902
Huagong Tech Co. Ltd., Class A	29,159	83,577
IRICO Display Devices Co. Ltd., Class A*	44,300	32,445
Jiangsu Pacific Quartz Co. Ltd., Class A	5,100	105,385
Leyard Optoelectronic Co. Ltd., Class A	60,200	54,484
Longshine Technology Group Co. Ltd., Class A	15,100	60,380
MLS Co. Ltd., Class A	25,673	34,096
Neusoft Corp., Class A	25,900	41,031
Newland Digital Technology Co. Ltd., Class A	24,040	55,103
PCI Technology Group Co. Ltd., Class A	40,950	36,944
Raytron Technology Co. Ltd., Class A	10,257	68,274
Rockchip Electronics Co. Ltd., Class A	4,800	58,223
Shanghai 2345 Network Holding Group Co. Ltd., Class A	166,948	72,546
Shanghai Belling Co. Ltd., Class A	16,700	45,776
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	1,180	35,710
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	7,657	79,293
Shenzhen Aisidi Co. Ltd., Class A	21,900	29,526
Shenzhen Everwin Precision Technology Co. Ltd., Class A*	24,636	44,488
Shenzhen Goodix Technology Co. Ltd., Class A	8,000	61,849
Shenzhen Huaqiang Industry Co. Ltd., Class A	10,840	19,621
Shenzhen Kaifa Technology Co. Ltd., Class A	29,200	52,519
Shenzhen Kinwong Electronic Co. Ltd., Class A	10,220	35,278
Shenzhen SC New Energy Technology Corp., Class A	7,900	146,750
Shenzhen Sunlord Electronics Co. Ltd., Class A	23,300	85,491
Shenzhen Sunway Communication Co. Ltd., Class A	28,600	77,160

Sinosoft Co. Ltd., Class A	11,020	49,710
State Grid Information & Communication Co. Ltd., Class A	13,900	33,660
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	38,800	163,019
Taiji Computer Corp. Ltd., Class A	11,919	73,333
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	11,200	54,857
Tianma Microelectronics Co. Ltd., Class A	35,900	49,435
Tianshui Huatian Technology Co. Ltd., Class A	74,700	102,970
TongFu Microelectronics Co. Ltd., Class A*	25,900	83,292
Topsec Technologies Group, Inc., Class A	33,680	54,229
Universal Scientific Industrial Shanghai Co. Ltd., Class A	19,500	44,444
Venustech Group, Inc., Class A	19,300	82,339
Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	7,222	65,425
Wangsu Science & Technology Co. Ltd., Class A	71,700	63,964
Wonders Information Co. Ltd., Class A*	34,594	48,084
Wuhan DR Laser Technology Corp. Ltd., Class A	2,400	49,431
Wuhu Token Science Co. Ltd., Class A	70,700	67,141
Wuxi Taiji Industry Co. Ltd., Class A	45,300	36,957
Xiamen Faratronic Co. Ltd., Class A	3,900	85,516
Yangling Metron New Material, Inc., Class A	5,500	40,194
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class A	3,700	19,635
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	7,500	59,084
Zhejiang Crystal-Optech Co. Ltd., Class A	40,862	76,023
Zhejiang Supcon Technology Co. Ltd., Class A	10,081	142,152
Zhongji Innolight Co. Ltd., Class A	16,300	83,261

(Cost $4,808,101)		4,813,488

Materials - 22.6%
ADAMA Ltd., Class A	13,100	18,416
Angang Steel Co. Ltd., Class A	72,000	31,391
BBMG Corp., Class A	123,200	46,268
Beijing Haixin Energy Technology Co. Ltd., Class A	48,300	29,259
Beijing Shougang Co. Ltd., Class A	42,400	25,197
Bluestar Adisseo Co., Class A	11,900	15,462
Chengzhi Co. Ltd., Class A*	17,409	23,421
Chifeng Jilong Gold Mining Co. Ltd., Class A*	38,200	101,796
China Hainan Rubber Industry Group Co. Ltd., Class A	57,000	37,809
China Rare Earth Resources And Technology Co. Ltd., Class A*	16,800	97,514
Chongqing Iron & Steel Co. Ltd., Class A*	199,300	48,464
COFCO Biotechnology Co. Ltd., Class A	33,485	42,447
CSG Holding Co. Ltd., Class A	40,161	40,220
Do-Fluoride New Materials Co. Ltd., Class A	21,600	113,441
Fangda Special Steel Technology Co. Ltd., Class A	42,646	39,210
Fushun Special Steel Co. Ltd., Class A*	44,800	93,018
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A*	101,400	25,679
GEM Co. Ltd., Class A	146,500	166,318
Guangdong HEC Technology Holding Co. Ltd., Class A	42,805	58,081
Guangdong Hongda Holdings Group Co. Ltd., Class A	14,900	66,591
Hainan Mining Co. Ltd., Class A*	18,100	20,913
Hangzhou Iron & Steel Co., Class A	48,810	33,992
Hangzhou Oxygen Plant Group Co. Ltd., Class A	11,400	63,973
Haohua Chemical Science & Technology Co. Ltd., Class A	8,000	52,859
Hengyi Petrochemical Co. Ltd., Class A	60,800	71,037
Hesteel Co. Ltd., Class A	115,800	41,989
Hongda Xingye Co. Ltd., Class A*	69,678	29,977
Huabao Flavours & Fragrances Co. Ltd., Class A	3,900	14,444
Huaibei Mining Holdings Co. Ltd., Class A	28,200	58,917
Huaxin Cement Co. Ltd., Class A	19,272	48,362
Hubei Xingfa Chemicals Group Co. Ltd., Class A	21,820	110,201
Hunan Changyuan Lico Co. Ltd., Class A	22,249	51,958
Hunan Gold Corp. Ltd., Class A	24,600	62,546
Hunan Valin Steel Co. Ltd., Class A	116,520	94,224
Inner Mongolia Dazhong Mining Co. Ltd., Class A*	13,100	25,220
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	71,300	96,950
Jiangsu Yangnong Chemical Co. Ltd., Class A	5,400	83,403
Jiangsu Yoke Technology Co. Ltd., Class A	8,196	58,399
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	5,303	55,091
Jinduicheng Molybdenum Co. Ltd., Class A	27,900	54,637
Kingfa Sci & Tech Co. Ltd., Class A	52,400	75,473
Lianhe Chemical Technology Co. Ltd., Class A	21,559	51,029

Luxi Chemical Group Co. Ltd., Class A	32,800	68,480
Maanshan Iron & Steel Co. Ltd., Class A	72,500	32,234
Nanjing Hanrui Cobalt Co. Ltd., Class A	6,200	40,314
Nanjing Iron & Steel Co. Ltd., Class A	88,300	51,329
ORG Technology Co. Ltd., Class A	53,550	40,606
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	121,800	97,968
Red Avenue New Materials Group Co. Ltd., Class A	5,100	24,129
Rising Nonferrous Metals Share Co. Ltd., Class A*	5,800	39,449
Sansteel Minguang Co. Ltd. Fujian, Class A	34,450	25,975
Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	38,590	33,149
Shandong Iron and Steel Co. Ltd., Class A	171,730	39,042
Shandong Sinocera Functional Material Co. Ltd., Class A	22,700	100,143
Shandong Sun Paper Industry JSC Ltd., Class A	46,300	86,073
Shanghai Huayi Group Co. Ltd., Class A	20,600	20,749
Shanxi Taigang Stainless Steel Co. Ltd., Class A	63,700	43,812
Shanying International Holding Co. Ltd., Class A	94,700	36,791
Shenghe Resources Holding Co. Ltd., Class A	39,390	90,797
Shenzhen Capchem Technology Co. Ltd., Class A	14,580	97,447
Shenzhen Jinjia Group Co. Ltd., Class A	29,000	32,255
Shenzhen Senior Technology Material Co. Ltd., Class A	29,000	88,671
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	11,140	49,177
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	76,200	50,984
Shinghwa Advanced Material Group Co. Ltd., Class A	4,000	53,216
Sichuan Hebang Biotechnology Co. Ltd., Class A	174,080	78,902
Sichuan Yahua Industrial Group Co. Ltd., Class A	32,600	114,924
Sinoma Science & Technology Co. Ltd., Class A	18,900	62,684
Sinomine Resource Group Co. Ltd., Class A	10,300	111,168
Skshu Paint Co. Ltd., Class A*	4,200	73,976
Suzhou Nanomicro Technology Co. Ltd., Class A	4,711	37,024
Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	10,800	89,354
Tangshan Jidong Cement Co. Ltd., Class A	29,481	38,305
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	34,400	35,391
Tianshan Aluminum Group Co. Ltd., Class A	65,000	77,627
Tongkun Group Co. Ltd., Class A	47,000	110,571
Tongling Nonferrous Metals Group Co. Ltd., Class A	210,300	102,277
Transfar Zhilian Co. Ltd., Class A	39,000	33,445
Weihai Guangwei Composites Co. Ltd., Class A	9,000	86,311
Western Mining Co. Ltd., Class A	53,100	87,712
Western Superconducting Technologies Co. Ltd., Class A	9,318	121,632
Xiamen Tungsten Co. Ltd., Class A	24,120	79,337
Xinfengming Group Co. Ltd., Class A	21,116	39,316
Xinjiang Zhongtai Chemical Co. Ltd., Class A	58,200	70,846
Xinxing Ductile Iron Pipes Co. Ltd., Class A	67,250	39,577
Xinyu Iron & Steel Co. Ltd., Class A	53,700	35,234
Yintai Gold Co. Ltd., Class A	48,208	80,464
Youngy Co. Ltd., Class A*	5,900	84,469
Yunnan Aluminium Co. Ltd., Class A	58,200	111,713
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	101,400	79,809
Yunnan Copper Co. Ltd., Class A	34,500	63,243
Yunnan Tin Co. Ltd., Class A	27,630	61,583
Yunnan Yuntianhua Co. Ltd., Class A*	36,000	125,666
Zhejiang Hailiang Co. Ltd., Class A	34,500	61,456
Zhejiang Juhua Co. Ltd., Class A	38,490	104,341
Zhejiang Longsheng Group Co. Ltd., Class A	74,900	111,329
Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	7,060	34,458
Zhejiang Yongtai Technology Co. Ltd., Class A	17,400	58,235
Zhongjin Gold Corp. Ltd., Class A	87,000	109,034
Zibo Qixiang Tengda Chemical Co. Ltd., Class A*	48,521	50,267

(Cost $5,752,487)		6,280,066

Real Estate - 2.7%
Beijing Capital Development Co. Ltd., Class A	37,300	29,089
China Green Electricity Investment of Tianjin Co. Ltd., Class A	16,000	29,100
China Merchants Property Operation & Service Co. Ltd., Class A	12,000	28,214
Financial Street Holdings Co. Ltd., Class A	33,200	25,271

Grandjoy Holdings Group Co. Ltd., Class A*	37,300	20,073
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	35,500	52,561
Jiangsu Zhongnan Construction Group Co. Ltd., Class A*	57,100	18,486
Jinke Properties Group Co. Ltd., Class A*	113,600	31,057
Nanjing Gaoke Co. Ltd., Class A	33,608	33,270
Red Star Macalline Group Corp. Ltd., Class A	28,600	23,622
RiseSun Real Estate Development Co. Ltd., Class A*	63,000	19,581
Shanghai Lingang Holdings Corp. Ltd., Class A	27,600	48,530
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	24,100	35,440
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	21,800	39,460
Xiangcai Co. Ltd., Class A	24,100	34,954
Xinhu Zhongbao Co. Ltd., Class A*	120,500	47,508
Youngor Group Co. Ltd., Class A	76,700	72,618
Zhejiang China Commodities City Group Co. Ltd., Class A	77,200	58,873
Zhongtian Financial Group Co. Ltd., Class A*	139,200	25,236
Zhuhai Huafa Properties Co. Ltd., Class A	47,940	76,981

(Cost $880,322)		749,924

Utilities - 3.0%
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	125,990	53,298
CECEP Solar Energy Co. Ltd., Class A	66,100	67,528
CECEP Wind-Power Corp., Class A	109,830	62,581
Chengdu Xingrong Environment Co. Ltd., Class A	52,300	38,680
Chongqing Gas Group Corp. Ltd., Class A	10,100	11,859
Chongqing Water Group Co. Ltd., Class A	19,900	15,147
Datang International Power Generation Co. Ltd., Class A*	75,800	32,393
Huadian Power International Corp. Ltd., Class A	92,900	76,728
Hubei Energy Group Co. Ltd., Class A	55,800	35,649
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	93,100	47,288
Jinko Power Technology Co. Ltd., Class A	49,100	38,221
Luenmei Quantum Co. Ltd., Class A	27,450	25,950
Shanghai Electric Power Co. Ltd., Class A*	31,700	46,707
Shenergy Co. Ltd., Class A	69,749	55,399
Shenzhen Energy Group Co. Ltd., Class A	52,960	47,474
Shenzhen Gas Corp. Ltd., Class A	18,700	19,238
Wintime Energy Co. Ltd., Class A*	632,200	143,726
Zhejiang Provincial New Energy Investment Group Co. Ltd., Class A	5,900	9,975

(Cost $820,416)		827,841

TOTAL COMMON STOCKS (Cost $26,962,668)		27,755,264

TOTAL INVESTMENTS - 99.9% (Cost $26,962,668)		$27,755,264
Other assets and liabilities, net - 0.1%		26,281

NET ASSETS - 100.0%		$27,781,545

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$27,755,264	$—	$—	$27,755,264

TOTAL	$27,755,264	$—	$—	$27,755,264

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

ASHS-PH3

R-089711-1 (5/24) DBX005195 (5/24)